Borrowings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Borrowings [Line Items]
Deferred origination costs	₩ (79,958)	₩ (109,067)
Borrowings	41,594,064	34,863,156
Borrowings
Borrowings [Line Items]
Borrowings, gross	41,595,615	34,864,166
Deferred origination costs	(1,551)	(1,010)
Borrowings	41,594,064	34,863,156
Denominated in Korean won
Borrowings [Line Items]
Borrowings, gross	₩ 21,726,382	₩ 16,631,442
Borrowings from Bank of Korea
Borrowings [Line Items]
Maximum Interest rate	0.25%	0.75%
Minimum Interest rate	0.25%	0.50%
Borrowings, gross	₩ 5,351,110	₩ 2,429,346
Others
Borrowings [Line Items]
Maximum Interest rate	6.20%	6.00%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 16,375,272	₩ 14,202,096
Denominated in foreign currency
Borrowings [Line Items]
Borrowings, gross	₩ 7,032,901	₩ 8,411,671
Overdraft due from banks
Borrowings [Line Items]
Maximum Interest rate	0.00%	0.00%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 71,309	₩ 86,791
Borrowings from banks
Borrowings [Line Items]
Maximum Interest rate	8.00%	7.50%
Minimum Interest rate	0.00%	0.11%
Borrowings, gross	₩ 5,423,571	₩ 6,576,849
Others
Borrowings [Line Items]
Maximum Interest rate	12.45%	13.65%
Minimum Interest rate	0.00%	1.94%
Borrowings, gross	₩ 1,538,021	₩ 1,748,031
Call money
Borrowings [Line Items]
Maximum Interest rate	0.55%	5.25%
Minimum Interest rate	0.35%	0.00%
Borrowings, gross	₩ 1,760,042	₩ 712,247
Bills of sale
Borrowings [Line Items]
Maximum Interest rate	1.10%	1.60%
Minimum Interest rate	0.00%	0.80%
Borrowings, gross	₩ 10,706	₩ 19,070
Bonds sold under repurchase agreements
Borrowings [Line Items]
Maximum Interest rate	5.15%	5.40%
Minimum Interest rate	0.00%	0.95%
Borrowings, gross	₩ 11,065,584	₩ 9,089,736
Deferred origination costs
Borrowings [Line Items]
Deferred origination costs	₩ (1,551)	₩ (1,010)